Note 14 - Commitments and Contingencies (Details Textual)	Dec. 31, 2018 USD ($)
Contractual commitments for equipment [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 23,100
Development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 69,500